THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM
13F FILED ON FEBRUARY 13, 2001 PURSUANT TO A REQUEST FOR
CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED
ON OCTOBER 31, 2001.  AMENDEMENT #1 TO THE 12/31/2000 13F FILING
DATED NOVEMBER 6, 2001 DID NOT INCLUDE THIS PARAGRAPH.



UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:
December 31, 2000

Check here is amendment [ X ];   Amendment Number: 2
This Amendment [ X ]  is a restatement
			[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Presidio Management
Address:	44 Montgomery Street, Suite 2110
		San Francisco, CA 94104

Form 13F File Number:  28-7848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	William J. Brady
Title:	General Partner
Phone:	415-433-0610

Signature, Place and Date of Signing:

William J. Brady	San Francisco, CA	December 6, 2001




Report Type	(Check only one.):
[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total:  $163,292 (thousands)


List of Other Included Managers:  None

Provide a numbered list of the names(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report.   NONE



















Form 13F Information Table
(1)                (2)    (3)           (4)         (5)     (6)    (7)   (8)
                                    Value       Total  Invstmnt Other  Voting
Name of Issuer  Class   CUSIP     (in $000's)   shares  DSCRETN  Mgr  Authrty

Accredo         Common  00437V104     9,209    183,500    Sole   n/a     none
Advanced Fiber  Common  00754A105     6,900    382,000    Sole   n/a     none
Applied Micro   Common  03822W109     4,503     60,000    Sole   n/a     none
Art Technology  Common  04289L107     6,265    205,000    Sole   n/a     none
Business Object Common  12328X107    11,212    198,000    Sole   n/a     none
Checkpoint      Common  M22465104    12,021     90,000    Sole   n/a     none
Crossworld      Common  22769P109     2,063    500,000    Sole   n/a     none
Emulex          Common  29247509     10,959    137,100    Sole   n/a     none
Getty Images    Common  374276103     6,880    215,000    Sole   n/a     none
Interwoven      Common  46114T102     6,264     95,000    Sole   n/a     none
JDS Uniphase    Common  46612J101    10,047    241,000    Sole   n/a     none
Martek          Common  572901106     1,348    110,000    Sole   n/a     none
Mercury Inter   Common  589405109    16,787    186,000    Sole   n/a     none
Micromuse       Common  595094103    11,166    185,000    Sole   n/a     none
Medix Resources Common  585011109       550    550,000    Sole   n/a     none
Novavax         Common  670002104     2,339    275,200    Sole   n/a     none
Onyx Software   Common  683402101     1,447    131,500    Sole   n/a     none
Otwo Wireless   Common  689803104     3,492    375,000    Sole   n/a     none
Pemstar         Common  706552106     2,225    252,500    Sole   n/a     none
PowerOne        Common  739308104     3,145     80,000    Sole   n/a     none
Redback         Common  757209101     5,679    138,500    Sole   n/a     none
RSA Security    Common  749719100     3,463     65,500    Sole   n/a     none
Serena Software Common  817492101     2,225     65,000    Sole   n/a     none
Verisign        Common  92343E102     2,893     39,000    Sole   n/a     none
Websense        Common  947684105     4,244    292,700    Sole   n/a     none
Webmethods      Common  94768C108     7,115     80,000    Sole   n/a     none
Xilinx          Common  983919101     7,159    155,214    Sole   n/a     none
Xybernaut       Common  984149104     1,692    615,363    Sole   n/a     none